RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
12.	RELATED PARTY TRANSACTIONS AND BALANCES

For the years ended December 31, 2024, 2023 and 2022, the Company recorded the following transactions with related parties:

a)	$15,100 in office rent (2023 – $6,000 and 2022-$6,000) to a company controlled by the Chief Technology Officer of the Company.

b)	$12,000 in office rent (2023 – $12,000 and 2022-$9,000) to a company controlled by the Chief Financial Officer of the Company.

c)	$317,978 for analyser quality control services (2023 - $231,393 and 2022- $Nil) to a company controlled by the Chief Technology Officer of the Company.

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

Type of transaction	2024	2023	2022
	$	$	$
Consulting fees	216,000	216,000	168,000
Management fees	216,000	216,000	168,000
Professional fees	128,400	128,400	124,200
Share-based compensation	433,848	495,348	151,088
	994,248	1,055,748	611,288

At December 31, 2024, there were no amounts due to related parties (December 31, 2023 - $nil).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)